--------------------------------------------------------------------------------

SHORT TERM                                600 FIFTH AVENUE, NEW YORK, N.Y. 10020
INCOME FUND, INC.                                                 (212) 830-5200

================================================================================





Dear Shareholder:




We are pleased to present the semi-annual report of Short Term Income Fund, Inc. for the period ended February 28, 2001.

The Fund's Money Market Portfolio had 50,443 shareholders and net assets of $1,438,349,510 as of February 28, 2001. The Government Portfolio had 5,530 shareholders and net assets of $740,535,766 as of February 28, 2001.

We thank you for your support and look forward to continuing to serve your cash management needs.


Sincerely,


\s\Steven W. Duff




Steven W. Duff
President







--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
MONEY MARKET PORTFOLIO
STATEMENT OF NET ASSETS
FEBRUARY 28, 2001
(UNAUDITED)
================================================================================

      Face                                                            Maturity                        Value
     Amount                                                             Date         Yield           (Note 1)
     ------                                                             ----         -----            ------
Bankers Acceptance (0.11%)
------------------------------------------------------------------------------------------------------------------------------------
$    1,500,000  Fifth Third Bank                                      03/09/01       6.73%        $   1,497,830
--------------                                                                                    -------------
     1,500,000  Total Bankers Acceptance                                                              1,497,830
--------------                                                                                    -------------
Commercial Paper (32.70%)
------------------------------------------------------------------------------------------------------------------------------------
$   15,000,000  Banco Santander Puerto Rico                           03/23/01       5.47%        $  14,950,042
    20,000,000  Banco Santander Puerto Rico                           05/08/01       5.35            19,800,533
    15,000,000  BAE Systems Holding, Inc.                             04/23/01       5.32            14,883,621
    10,000,000  Forrestal Funding Master Trust                        08/08/01       5.22             9,773,778
    25,000,000  Landesbank Schleswig-Holstein                         04/30/01       5.35            24,780,000
    15,000,000  Lehman Brothers Holdings Inc.                         09/06/01       5.17            14,604,675
    15,000,000  Lexington Parker Capital                              07/24/01       5.24            14,690,667
    15,000,000  Lexington Parker Capital                              07/25/01       5.38            14,681,538
    21,170,000  Long Lane Master Trust IV (a)                         03/07/01       5.55            21,150,488
     9,118,000  Long Lane Master Trust IV (a)                         05/03/01       5.38             9,033,271
    45,000,000  National Rural Utilities Cooperative                  04/27/01       5.31            44,624,988
     5,000,000  National Rural Utilities Cooperative                  09/10/01       5.19             4,865,168
    35,000,000  Phillip Morris Company, Inc.                          03/09/01       5.49            34,957,533
    25,000,000  Receivables Capital Corporation                       07/27/01       5.38            24,463,500
    15,000,000  Sand Dollar Funding LLC                               04/12/01       5.44            14,905,850
    25,000,000  Sigma Finance Corporation                             04/26/01       5.36            24,793,889
    20,000,000  Sigma Finance Corporation                             07/19/01       5.33            19,595,556
    20,000,000  Sigma Finance Corporation                             08/10/01       5.17            19,546,400
    35,000,000  Societe Generale                                      04/16/01       5.36            34,762,525
    25,000,000  Special Purpose Accounts Receivables                  03/09/01       5.53            24,969,444
    40,000,000  Verizon Network Funding                               04/30/01       5.28            39,652,000
    20,000,000  Verizon Network Funding                               05/04/01       5.30            19,814,044
     5,000,000  Yale University                                       03/12/01       6.54             4,990,176
--------------                                                                                    -------------
   475,288,000  Total Commercial Paper                                                              470,289,686
--------------                                                                                    -------------
Foreign Commercial Paper (4.46%)
------------------------------------------------------------------------------------------------------------------------------------
$   10,000,000  Bank One Australia Limited                            05/14/01       5.28%        $   9,892,906
    23,000,000  Yorkshire Building Society                            05/07/01       5.15            22,781,692
    31,950,000  Dexia Delaware LLC                                    06/04/01       5.25            31,514,104
--------------                                                                                    -------------
    64,950,000  Total Foreign Commercial Paper                                                       64,188,702
--------------                                                                                    -------------


--------------------------------------------------------------------------------
    The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

      Face                                                                      Maturity                         Value
     Amount                                                                       Date          Yield           (Note 1)
     ------                                                                       ----          -----            ------
Letter of Credit Commercial Paper (9.49%)
------------------------------------------------------------------------------------------------------------------------------------
$   15,000,000  Banco de Galicia Y Buenos Aires
                LOC Bayerische HypoVereinsbank, A.G.                            05/24/01        5.19%        $  14,820,450
    19,600,000  Banco del Istmo, S.A.
                LOC Barclays Bank PLC                                           04/25/01        5.46            19,438,599
    15,000,000  Banco Itau SA
                LOC Bayerische HypoVereinsbank, A.G.                            07/17/01        5.39            14,698,125
     5,000,000  Dean Health System, Inc.
                LOC Rabobank Nederland                                          03/15/01        5.47             4,989,422
    25,000,000  HSBC Bank Argentina S.A.
                LOC HSBC Bank US                                                08/20/01        4.89            24,429,055
    24,000,000  HSBC Bank Argentina S.A.
                LOC HSBC Bank US                                                08/20/01        4.87            23,454,187
    15,000,000  Minmetals Capitals & Securities
                LOC Bank of America                                             04/10/01        5.39            14,911,000
    20,000,000  Pemex Capital Inc.
                LOC Barclays Bank PLC                                           05/02/01        5.32            19,819,167
--------------                                                                                               -------------
   138,600,000  Total Letter of Credit Commercial Paper                                                        136,560,005
--------------                                                                                               -------------
Loan Participations (3.13%)
------------------------------------------------------------------------------------------------------------------------------------
$   25,000,000  Equitable Life Assurance Society with J.P. Morgan Chase (b)     03/19/01        6.58%        $  25,000,000
    20,000,000  Mt. Vernon Phenol Plant Partnership with J.P. Morgan Chase (b)
                Guaranteed by General Electric Company                          05/17/01        6.80            20,000,000
--------------                                                                                               -------------
    45,000,000  Total Loan Participations                                                                       45,000,000
--------------                                                                                               -------------
Master Notes (7.75%)
------------------------------------------------------------------------------------------------------------------------------------
$   46,500,000  GMAC Mortgage Corporation (c)                                   03/01/01        5.63%        $  46,500,000
    20,000,000  The Goldman Sachs Group L.P.                                    05/09/01        6.53            20,000,000
    45,000,000  Williamette Industries Inc. (d)                                 06/15/01        5.61            45,000,000
--------------                                                                                               -------------
   111,500,000  Total Master Notes                                                                             111,500,000
--------------                                                                                               -------------
Medium Term Notes (1.88%)
------------------------------------------------------------------------------------------------------------------------------------
$   20,000,000  The Bear Stearns Companies Inc. (e)                             06/07/01        5.62%        $  20,000,000
     7,000,000  Lehman Brothers Holdings (f)                                    06/01/01        6.68             7,007,142
--------------                                                                                               -------------
    27,000,000  Total Medium Term Notes                                                                         27,007,142
--------------                                                                                               -------------
Other Notes (23.88%)
------------------------------------------------------------------------------------------------------------------------------------
$    5,495,000  Ali Industries Inc. Project (g)
                LOC National City Bank, Northwest                               07/01/10        5.65%        $   5,495,000
     5,000,000  Allegheny County, PA (Union Electric Steel Corporation) (g)
                LOC PNC Bank, N.A.                                              11/01/27        5.70             5,000,000


--------------------------------------------------------------------------------
    The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
MONEY MARKET PORTFOLIO
STATEMENT OF NET ASSETS (CONTINUED)
FEBRUARY 28, 2001
(UNAUDITED)
================================================================================

      Face                                                                         Maturity                         Value
     Amount                                                                          Date          Yield           (Note 1)
     ------                                                                          ----          -----            ------
Other Notes (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$  3,885,000  American West Michigan Property Taxable Municipal IDRB (g)
              LOC Comerica Bank                                                    12/01/25        5.70%        $   3,885,000
   1,565,000  B & V Land Company, L.L.C. (g)
              LOC Huntington National Bank                                         09/01/27        5.70             1,565,000
   1,840,000  Bank of Kentucky Building (g)
              LOC U.S. Bancorp                                                     12/01/19        5.75             1,840,000
  19,900,000  Bell County, TX Health Facility (Scott & White Memorial Hospital) (g)
              Insured by MBIA Insurance Corp.                                      08/15/29        5.30            19,900,000
   3,640,000  Bollman Capital, L.L.C. - Series 1996A (-g)
              LOC National City Bank/Michigan National Bank                        12/15/26        5.65             3,640,000
     980,000  Burgess & Niple Limited (g)
              LOC National City Bank, Northwest                                    09/01/14        5.65               980,000
   2,045,000  Burton I. Saltzman (Dave's Supermarket, Inc. Project) (g)
              LOC National City Bank, Northwest                                    08/01/08        5.68             2,045,000
   3,000,000  California PCFA Environmental Improvement Bonds
              (Shell Oil Company Project) (g)                                      06/01/38        4.46             3,000,000
   4,441,000  Capital One Funding Corporation
              Floating Rate Option Notes - Series 1997D (g)
              LOC Bank One                                                         07/02/18        5.65             4,441,000
   2,470,000  Carriage Inn Retirement Community of Dayton, Inc. - Series 1996 (g)
              LOC Manufacturers & Traders Bank & Trust Company                     10/01/16        5.70             2,470,000
   2,140,000  Carriage Inn Retirement Community of Cadiz, Inc. - Series 1996 (g)
              LOC Manufacturers & Traders Bank & Trust Company                     10/01/17        5.70             2,140,000
  15,000,000  Caterpillar Financial Services Corporation (h)                       07/07/01        5.91            15,000,000
  27,200,000  Catholic Health Initiatives - Series C                               12/01/27        5.60            27,200,000
   1,380,000  Cedar Works Project (g)
              LOC U.S. Bancorp                                                     05/01/09        5.70             1,380,000
  13,000,000  City and County of San Fancisco (g)
              LOC Bayerische HypoVereinsbank, A.G.                                 07/01/34        5.50            13,000,000
  10,000,000  Columbus, GA Development Authority (Foundry Project) (g)
              LOC Bank of Nova Scotia                                              12/01/19        5.70            10,000,000
   1,620,000  Community Limited Care (g)
              LOC Fifth Third Bank                                                 12/01/12        5.75             1,620,000
   2,450,000  Crownover Lumber Company (g)
              LOC Fifth Third Bank                                                 09/01/08        5.75             2,450,000
   3,900,000  Defiance Metal Products Company (g)
              LOC National City Bank, Northwest                                    09/01/09        5.65             3,900,000


--------------------------------------------------------------------------------
    The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

      Face                                                                      Maturity                         Value
     Amount                                                                       Date          Yield           (Note 1)
     ------                                                                       ----          -----            ------
Other Notes (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$    5,845,000  Dickenson Press, Inc. - Series 1997 (g)
                LOC Huntington National Bank                                    01/01/27        5.85%        $   5,845,000
     1,600,000  Dormont Manufacturing Company, Inc. (g)
                LOC PNC Bank, N.A.                                              03/01/08        5.70             1,600,000
     8,700,000  DP Fox Capital, L.L.C. (g)
                LOC ABN AMRO Bank, N.A.                                         09/01/29        5.65             8,700,000
     6,850,000  Ferriot Inc. Project (g)
                LOC First Merit Bank                                            04/01/20        5.73             6,850,000
     3,750,000  Frank J. Catanzaro Sons and Daughters (g)
                LOC U.S. Bancorp                                                01/01/15        5.70             3,750,000
     2,750,000  Gesmundo & Associates, Inc. (g)
                LOC National City Bank, Northwest                               08/15/27        5.62             2,750,000
     1,725,000  Goson Project- Series 1997 (g)
                LOC First Merit Bank                                            11/01/17        5.73             1,725,000
       785,000  Growth Properties I, Limited L.P. 1997 (g)
                LOC Columbus Bank & Trust Company                               08/01/12        5.65               785,000
     2,270,000  Hamilton County, OH Gas Supply
                Insured by MBIA Insurance Corp.                                 08/01/01        6.77             2,270,000
       750,000  Jake Sweeney Automotive, Inc. (g)
                LOC U.S. Bancorp                                                04/01/10        5.70               750,000
    15,000,000  John Hancock Mutual Life Insurance Company (i)                  08/19/05        5.47            15,000,000
     1,585,000  KBL Capital Fund, Inc. (g)
                LOC Fifth Third Bank                                            07/01/15        5.67             1,585,000
     3,615,000  LKWP Investments, L.L.C. (g)
                LOC Huntington National Bank                                    03/01/27        5.70             3,615,000
     3,290,000  Labelle Capital Funding - Series A (g)
                LOC National City Bank, Northwest                               09/01/26        5.67             3,290,000
     4,550,000  Lam Funding, L.L.C. (g)
                LOC National City Bank, Northwest                               12/15/27        5.62             4,550,000
     1,235,000  Machining Center (g)
                LOC Comerica Bank                                               10/01/27        5.65             1,235,000
     3,820,000  Maryland HEFA (Glen Meadows Retirement Community) (g)
                LOC First Union National Bank                                   07/01/29        5.25             3,820,000
     1,715,000  Miami Valley Realty Associates (g)
                LOC Manufacturers & Traders Bank & Trust Company                06/01/12        5.75             1,715,000
       965,000  Mount Carmel East Professional Office Building - Series 1994 (g)
                LOC National City Bank, Northwest                               01/01/14        5.65               965,000


--------------------------------------------------------------------------------
    The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
MONEY MARKET PORTFOLIO
STATEMENT OF NET ASSETS (CONTINUED)
FEBRUARY 28, 2001
(UNAUDITED)
================================================================================

      Face                                                                        Maturity                         Value
     Amount                                                                         Date          Yield           (Note 1)
     ------                                                                         ----          -----            ------
Other Notes (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$   1,420,000   Mount Carmel Partnership Project (g)
                LOC National City Bank, Northwest                                 08/01/14        5.65%       $    1,420,000
   15,695,000   Mobile, AL Springhill Medical Clinic Board RB
                (Springhill Medical Complex) (g)
                LOC Amsouth Bank, N.A.                                            06/01/20        5.65            15,695,000
    3,575,000   Mobile Airport (g)
                LOC Regions Bank                                                  10/01/24        5.40             3,575,000
    1,720,000   Mubea, Inc. Project (g)
                LOC Fifth Third Bank                                              12/01/04        5.65             1,720,000
    4,305,000   New Federal Cold Storage (g)
                LOC National City Bank, Pennsylvania                              11/01/12        5.65             4,305,000
   11,600,000   Newport, KY Industrial Building RB (Aquarium Holdings Project) (g)
                LOC Fifth Third Bank                                              12/01/08        5.59            11,600,000
    4,840,000   Ohio State Water Development Authority RB
                (Independence Excavating, Inc.) (g)
                LOC National City Bank, Northwest                                 12/01/09        5.65             4,840,000
      760,000   Ohio Metallurgical Services Inc. (g)
                LOC First Merit Bank                                              10/01/04        5.73               760,000
    3,280,000   Opportunity Aviation, Ltd. Project (g)
                LOC National City Bank, Northwest                                 12/02/02        5.65             3,280,000
    4,600,000   Ordeal Properties L.L.C. (g)
                LOC Manufacturers & Traders Bank & Trust Company                  10/01/12        5.65             4,600,000
   12,450,000   PRD Financial L.L.C. (g)
                LOC National City Bank, Northwest                                 04/01/27        5.62            12,450,000
    7,700,000   Polar Plastics, Inc. (g)
                LOC PNC Bank, N.A.                                                08/01/17        5.53             7,700,000
    2,200,000   SSM Health Care Systems - Series 1995D (g)
                Insured by MBIA Insurance Corp.                                   06/01/24        5.50             2,200,000
    2,725,000   Sacramento County Housing Authority
                (Hidden Oaks Apartments) - Series 1999 (g)
                Guaranteed by Federal National Mortgage Association               05/15/29        5.65             2,725,000
    3,895,000   Seven Z Enterprises (j)
                LOC PNC Bank, N.A.                                                06/03/13        5.70             3,895,000
    3,610,000   Shelburne Realty & Troy Realty (g)
                LOC National City Bank, Northwest                                 04/01/17        5.65             3,610,000
    2,400,000   Soaring Eagle Partners L.P. (g)
                LOC PNC Bank, N.A.                                                10/01/12        5.53             2,400,000


--------------------------------------------------------------------------------
    The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

      Face                                                                      Maturity                         Value
     Amount                                                                       Date          Yield           (Note 1)
     ------                                                                       ----          -----            ------
Other Notes (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$    2,485,000  Sojourn Project - Series 1997 (g)
                LOC First Merit Bank                                            07/01/12        5.73%       $    2,485,000
     1,300,000  TBP Avon Lake LLC Project (g)
                LOC First Merit Bank                                            11/02/20        5.73             1,300,000
     1,795,000  UAI Technologies, Inc. - Series 1998 (g)
                LOC First Union National Bank                                   05/01/18        5.70             1,795,000
     1,505,000  Valley City Linen Co. (g)
                LOC Huntington National Bank                                    02/15/02        5.70             1,505,000
    11,500,000  Vermont Economic Development Authority
                LOC First Union National Bank                                   04/17/01        5.80            11,500,000
     4,255,000  Windsor Medical Center, Inc. (g)
                LOC First Merit Bank                                            12/03/18        5.73             4,255,000
    20,000,000  Winston-Salem, NC                                               04/06/01        6.50            20,000,000
     5,750,000  Wise Investments L.L.C. (g)
                LOC National City Bank, Northwest                               11/01/27        5.62             5,750,000
     1,400,000  Wulfeck Family Partnership Project (g)
                LOC Fifth Third Bank                                            09/01/17        5.70             1,400,000
       445,000  Wynrose, Inc. - Series 1995A (g)
                LOC Columbus Bank & Trust Company                               01/01/05        5.45               445,000
     4,475,000  Zylstra Funding, Inc. (g)
                LOC Huntington National Bank                                    06/01/27        5.70             4,475,000
--------------                                                                                              --------------
   343,436,000  Total Other Notes                                                                              343,436,000
--------------                                                                                              --------------
Repurchase Agreement, Overnight (2.02%)
------------------------------------------------------------------------------------------------------------------------------------
$   29,000,000  Saloman Smith Barney (Collateralized by $31,819,537,
                GNMA, 7.500% to 8.000%, due
                12/20/29 to 09/15/30, value $29,580,001)                        03/01/01        5.44%       $   29,000,000
--------------                                                                                              --------------
    29,000,000  Total Repurchase Agreement, Overnight                                                           29,000,000
--------------                                                                                              --------------
Time Deposits (9.73%)
------------------------------------------------------------------------------------------------------------------------------------
$   65,000,000  Banque Nationale de Paris                                       03/01/01        5.56%       $   65,000,000
    35,000,000  National Bank of Canada                                         03/01/01        5.53            35,000,000
    40,000,000  Westdeutsche Landesbank                                         03/01/01        5.53            40,000,000
--------------                                                                                              --------------
   140,000,000  Total Time Deposits                                                                            140,000,000
--------------                                                                                              --------------
U.S. Government Agency (1.36%)
------------------------------------------------------------------------------------------------------------------------------------
$   20,000,000  Federal National Mortgage Association                           08/03/01        4.75%       $   19,599,583
--------------                                                                                              --------------
    20,000,000  Total U.S. Government Agency                                                                    19,599,583
--------------                                                                                              --------------


--------------------------------------------------------------------------------
    The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
MONEY MARKET PORTFOLIO
STATEMENT OF NET ASSETS (CONTINUED)
FEBRUARY 28, 2001
(UNAUDITED)
================================================================================

      Face                                                                      Maturity                         Value
     Amount                                                                       Date          Yield           (Note 1)
     ------                                                                       ----          -----            ------
U.S. Government Obligations (1.38%)
------------------------------------------------------------------------------------------------------------------------------------
$   20,000,000  U.S. Treasury Bills                                             04/05/01        4.96%         $   19,904,333
--------------                                                                                                --------------
    20,000,000  Total U.S. Government Obligations                                                                 19,904,333
--------------                                                                                                --------------
Yankee Certificate of Deposit (1.26%)
------------------------------------------------------------------------------------------------------------------------------------
$   18,000,000  Commerzbank A.G.                                                07/13/01        5.14%         $   18,107,881
--------------                                                                                                --------------
    18,000,000  Total Yankee Certificate of Deposit                                                               18,107,881
--------------                                                                                                --------------
                Total Investments (99.15%) (Cost $1,426,091,162+)                                             $1,426,091,162
                Cash and Other Assets, Net of Liabilities (0.85%)                                                 12,258,348
                                                                                                              --------------
                Net Assets (100.00%)                                                                          $1,438,349,510
                                                                                                              ==============
                Net Assets Value, offering and redemption price per share:
                Class A Shares, 710,457,795 shares outstanding (Note 3)                                       $         1.00
                                                                                                              ==============
                Class B Shares, 728,326,156 shares outstanding (Note 3)                                       $         1.00
                                                                                                              ==============

                +  Aggregate cost for federal income tax purposes is identical.

FOOTNOTES:

(a)  Guaranteed by Fleet Bank through Swap Agreement.

(b)  The interest rate is adjusted quarterly based on 3 month LIBOR + 0.05%.

(c)  The interest rate is adjusted monthly based on 1 month LIBOR flat.

(d) The interest rate is adjusted monthly based on 1 month LIBOR + 0.05% (7 day put).

(e)  The interest rate is adjusted monthly based on 1 month LIBOR -0.03%.

(f)  The interest rate is adjusted monthly based on 1 month LIBOR + 0.18%.

(g) Securities payable on demand at par including accrued interest (with 7 days notice). Interest is adjusted weekly.

(h)  The interest rate is adjusted quarterly based on 3 month LIBOR -0.07%.

(i) The interest rate is adjusted quarterly based on 3 month LIBOR + 0.06% (one year put)/Evergreen maturity.

(j) This security can be put on the first business day of the month at par. Interest is adjusted weekly.


KEY:

HEFA    =    Health and Education Finance Authority               PCFA     =    Pollution Control Finance Authority
IDRB    =    Industrial Development Revenue Bonds                 RB       =    Revenue Bond
LOC     =    Letter of Credit

--------------------------------------------------------------------------------
    The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
U.S. GOVERNMENT PORTFOLIO
STATEMENT OF NET ASSETS
FEBRUARY 28, 2001
(UNAUDITED)
================================================================================

      Face                                                                        Maturity                         Value
     Amount                                                                         Date          Yield           (Note 1)
     ------                                                                         ----          -----            ------
Repurchase Agreements, Overnight (65.09%)
------------------------------------------------------------------------------------------------------------------------------------
$  30,000,000   CIBC World Market Corp. (Collateralized by $27,066,000,
                U.S. Treasury Bills, 5.875%, due 11/30/01; U.S. Treasury Notes,
                6.000% to 6.625%, due 04/30/02 to 08/15/04 and U.S. Treasury Bonds,
                6.125% to 11.750%, due 11/15/09 to 05/15/30, value $30,601,236)   03/01/01           5.35%     $  30,000,000
   32,000,000   Fuji Bank, Ltd. (Collateralized by $30,794,000,
                U.S. Treasury Bills, 0.000%, due 04/19/01, and
                U.S. Treasury Bonds, 8.000%, due 11/15/21, value $32,368,000)     03/01/01           5.38         32,000,000
  175,000,000   The Goldman Sachs Group L.P. (Collateralized by $317,431,491,
                GNMAs, 5.500% to 9.000%, due 01/05/02 to 02/20/31,
                value $178,500,000)                                               03/01/01           5.42        175,000,000
   35,000,000   J.P. Morgan Securities, Inc. (Collateralized by $35,592,000,
                U.S. Treasury Notes, 4.625%, due 02/28/03, value $35,700,449)     03/01/01           5.40         35,000,000
   30,000,000   Morgan Stanley Dean Witter & Co. (Collateralized by $50,567,023,
                GNMAs, 6.000% to 9.000%, due 03/15/23 to 12/15/30,
                value $30,756,838)                                                03/01/01           5.42         30,000,000
  180,000,000   Salomon Smith Barney, Inc. (Collateralized by $212,480,654,
                GNMAs, 6.000% to 8.000%, due 10/15/27 to 07/15/30,
                value $183,600,000)                                               03/01/01           5.44        180,000,000
-------------                                                                                                  -------------
  482,000,000   Total Repurchase Agreements, Overnight                                                           482,000,000
-------------                                                                                                  -------------
U.S. Government Obligations (34.46%)
------------------------------------------------------------------------------------------------------------------------------------
$ 135,000,000   U.S. Treasury Bills                                               03/01/01           4.29%     $ 135,000,000
   45,000,000   U.S. Treasury Notes                                               05/31/01           6.31         44,920,216
   20,000,000   U.S. Treasury Notes                                               07/31/01           5.92         19,953,903
   35,000,000   U.S. Treasury Notes                                               10/31/01           6.03         34,951,059
   20,000,000   U.S. Treasury Notes                                               02/28/02           4.48         20,337,146
-------------                                                                                                  -------------
  255,000,000   Total U.S. Government Obligations                                                                255,162,324
-------------                                                                                                  -------------
                Total Investments (99.55%) (Cost $737,162,324+)                                                $ 737,162,324
                Cash and Other Assets, Net of Liabilities (0.45%)                                                  3,373,442
                                                                                                               -------------
                Net Assets (100.00%)                                                                           $ 740,535,766
                                                                                                               =============
                Net assets value, offering and redemption price per share:
                Class A Shares, 501,943,701 shares outstanding (Note 3)                                        $        1.00
                                                                                                               =============
                Class B Shares, 238,011,948 shares outstanding (Note 3)                                        $        1.00
                                                                                                               =============
                Class TRA Shares,   580,117 shares outstanding (Note 3)                                        $        1.00
                                                                                                               =============

                +  Aggregate cost for federal income tax purposes is identical.


--------------------------------------------------------------------------------
    The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
STATEMENTS OF OPERATIONS
SIX MONTHS ENDED FEBRUARY 28, 2001
(UNAUDITED)
================================================================================


                                                                                Money Market        U.S. Government
                                                                                  Portfolio              Portfolio
                                                                            -------------------     ------------------
INVESTMENT INCOME
Income:
   Interest..............................................................   $        42,642,693     $       20,350,208
                                                                            -------------------     ------------------
Expenses: (Note 2)
   Investment management fee.............................................             1,937,582                842,556
   Administration fee....................................................             1,383,987                681,713
   Distribution fee (Class A and TRA Class)..............................               968,833                548,181
   Custodian expenses....................................................                53,891                 35,816
   Shareholder servicing and related shareholder expenses+...............             1,086,458                372,802
   Legal, compliance and filing fees.....................................                53,281                 69,755
   Audit and accounting..................................................                34,181                 43,060
   Directors' fees ......................................................                13,621                  7,621
   Miscellaneous.........................................................                17,944                 12,405
                                                                            -------------------     ------------------
      Total expenses.....................................................             5,549,778              2,613,909
      Less:
         Expenses paid indirectly........................................   (             1,102)    (              120)
                                                                            -------------------     ------------------
             Net expenses................................................             5,548,676              2,613,789
                                                                            -------------------     ------------------
Net investment income....................................................            37,094,017             17,736,419

REALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments..................................             1,119,678                  1,091
                                                                            -------------------     ------------------
Increase in net assets from operations...................................   $        38,213,695     $       17,737,510
                                                                            ===================     ==================


+ Includes class specific transfer agency expenses of $846,324 and $150,405 for the Money Market Portfolio for Class A and Class B, respectively and $299,309 and $57,943 for the U.S. Government Portfolio for Class A and Class B, respectively.


--------------------------------------------------------------------------------
    The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

SHORT TERM INCOME FUND, Inc.
STATEMENTS OF CHANGES IN NET ASSETS

================================================================================

                                                 Money Market Portfolio              U.S. Government Portfolio
                                         ------------------------------------  -----------------------------------
                                            Six Months                           Six Months
                                               Ended                Year             Ended              Year
                                         February 28, 2001         Ended       February 28, 2001        Ended
                                            (Unaudited)       August 31, 2000     (Unaudited)      August 31, 2000
                                             ---------        ---------------      ---------       ---------------

INCREASE (DECREASE) IN NET ASSETS
Operations:
 Net investment income..................  $     37,094,017    $    76,162,842    $   17,736,419    $    38,475,392
 Net realized gain (loss) on investments         1,119,678            166,161             1,091           -0-
                                          ----------------    ---------------    --------------    ---------------
 Increase in net assets from operations.        38,213,695         76,329,003        17,737,510         38,475,392
Dividends to shareholders:
 Net investment income
   Class A..............................  (     21,227,756)   (    58,471,708)   (   11,733,466)   (    31,248,791)
   Class B..............................  (     15,966,798)   (    17,590,597)   (    5,987,371)   (     7,224,150)
   TRA Shares...........................          -0-                 -0-        (       15,582)   (         2,451)
 Net realized gain on investments:
   Class A..............................          -0-                 -0-        (          771)         -0-
   Class B..............................          -0-                 -0-        (          319)         -0-
   TRA Shares...........................          -0-                 -0-        (            1)         -0-
Capital share transactions (Note 3):
   Class A..............................  (    230,799,574)   (   253,540,157)       10,921,964    (   232,929,964)
   Class B..............................       376,595,929         54,139,300       102,150,267         17,865,981
   TRA Shares...........................          -0-                 -0-               157,719            421,035
                                          ----------------    ---------------    --------------    ---------------
   Total increase (decrease)............       146,815,496    (   199,134,159)      113,229,950    (   214,642,948)
Net assets:
   Beginning of period..................     1,291,534,014      1,490,668,173       627,305,816        841,948,764
                                          ----------------    ---------------    --------------    ---------------
     End of period (including undistributed
       net investment income of -0- and
       $100,538 at February 28, 2001 and
       August 31, 2000, respectively for
       the Money Market Portfolio)......  $  1,438,349,510    $ 1,291,534,014    $ 740,535,766     $   627,305,816
                                          ================    ===============    ==============    ===============




--------------------------------------------------------------------------------
    The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

SHORT TERM INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)

================================================================================
1. Summary of Accounting Policies.

Short Term Income Fund, Inc. is a no-load, diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund is presently comprised of two Portfolios, Money Market Portfolio and U.S. Government Portfolio. The Money Market Portfolio has two classes of stock authorized, Class A and Class B. The U.S. Government Portfolio has three classes of stock authorized, Class A, Class B and TRA Class. The Class A shares of each Portfolio and the TRA Class of the U.S. Government Portfolio are subject to a service fee pursuant to each Portfolio's Distribution and Service Plan. The Class B shares are not subject to a service fee. Additionally, the Portfolio may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class specific expenses of the Fund were limited to shareholder servicing fees and transfer agent expenses. In all other respects, the Class A and Class B shares and TRA Class represent the same interest in the income and assets of each respective Portfolio. The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows.

     a) Valuation of Securities -
     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument.

     b) Federal Income Taxes -
     It is the policy of each Portfolio to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c) Dividends and Distributions -
     Dividends from investment income (including realized capital gains and losses), determined on a class level, are declared daily and paid monthly. With respect to the Money Market Portfolio, realized capital gains and losses are excluded.

     d) Use of Estimates -
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General -
     Securities transactions are recorded on a trade date basis. Interest income is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis. It is the Fund's policy to take possession of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements.

2. Investment Management Fees and Other Transactions with Affiliates.

Under the Management Contract, the Money Market Portfolio pays a management fee to Reich & Tang Asset Management, L.P. (the Manager) at the annual rate of .30% of the Portfolio's average daily net assets not in excess of $750 million, plus
 .29% of such assets in excess of $750 million but not in excess of $1 billion, plus .28% of such assets in excess of $1 billion but not in excess of $1.5 billion, plus .27% of such assets in excess of $1.5 billion. The U.S. Government Portfolio pays a management fee to the Manager equal to .275% of the Portfolio's average daily net assets not in excess of $250 million, plus .25% of such assets in excess of $250 million. The Manager has agreed to reimburse the Fund for its
net   operating   expenses   (exclusive  of  taxes,   brokerage,   interest  and
extraordinary expenses) to the extent that such expenses, including the management fee, for any fiscal year exceed 1% of the average daily net assets of each Portfolio for such fiscal year. No such reimbursement was required for the period ended February 28, 2001.


--------------------------------------------------------------------------------
    The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================
2.   Investment   Management  Fees  and  Other   Transactions   with  Affiliates
(Continued).

Pursuant to an Administrative Services Agreement, each Portfolio pays to the Manager an annual fee of .21% of each Portfolio's average daily net assets not in excess of $1.25 billion, plus .20% of such assets in excess of $1.25 billion but not in excess of $1.5 billion, plus .19% of such assets in excess of $1.5 billion.

Pursuant to a Distribution and Service Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the Distributor) entered into a Distribution Agreement and a Shareholder Servicing Agreement, only with respect to the Class A shares of each Portfolio and the TRA Class of the U.S. Government Portfolio. For its services under the Shareholder Servicing Agreement, the Distributor receives from each Portfolio a service fee equal to .25% per annum of each Portfolio's average daily net assets with respect only to the Class A shares and the TRA Class of the U.S. Government Portfolio.

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $9,000 per annum plus $1,250 per meeting attended.

Included in the Statements of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $528,627 and $163,723 for the Money Market Portfolio and the U.S. Government Portfolio, respectively, paid to Reich & Tang Services L.P., an affiliate of the Manager as shareholder servicing agent for the Fund.

Included in the Statements of Operations under the caption "Shareholder servicing and related shareholder expenses" are expense offsets of $1,102 and $120 for the Money Market Portfolio and the U.S. Government Portfolio, respectively.
























--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SHORT TERM INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================
3. Capital Stock.

At February 28, 2001, 10,000,000,000 shares of $.001 par value stock were authorized and capital paid in for the Money Market Portfolio and the U.S. Government Portfolio amounted to $1,438,783,951 and $740,535,766, respectively. Transactions in capital stock, all at $1.00 per share, were as follows:

                                            Money Market Portfolio                     U.S. Government Portfolio
                                     -------------------------------------      --------------------------------------
                                     Six Months Ended         Year Ended        Six Months Ended         Year Ended
                                          2/28/01               8/31/00               2/28/01               8/31/00
                                      --------------        --------------        --------------        --------------
Class A
Sold................................   1,631,634,005         3,947,898,411           754,158,009         1,862,104,530
Issued on reinvestment of dividends.      19,819,749            49,944,843            11,696,351            29,767,439
Redeemed............................ ( 1,882,253,328)       (4,251,383,411)      (   754,932,396)       (2,124,801,933)
                                      --------------         -------------        --------------         -------------
Net increase (decrease)............. (   230,799,574)       (  253,540,157)           10,921,964        (  232,929,964)
                                      ==============         =============        ==============         =============

Class B
Sold................................   1,155,498,784         1,297,389,381           519,738,600           778,973,763
Issued on reinvestment of dividends.      15,496,480            17,033,784             5,887,138             6,643,082
Redeemed............................ (   794,399,335)       (1,260,283,865)      (   423,475,471)       (  767,750,864)
                                      --------------         -------------        --------------         -------------
Net increase (decrease).............     376,595,929            54,139,300           102,150,267            17,865,981
                                      ==============         =============        ==============         =============

                                                                                 Six Months Ended         Year Ended
                                                                                      2/28/01               8/31/00
                                                                                   -------------         -------------
TRA Class
Sold...............................................................                      769,696               467,048
Issued on reinvestment of dividends................................                       15,681                 2,458
Redeemed...........................................................               (      627,658)       (       48,471)
                                                                                   -------------         -------------
Net increase (decrease)............................................                      157,719               421,035
                                                                                   =============         =============

4. Sales of Securities.

Accumulated undistributed realized losses of the Money Market Portfolio at February 28, 2001 amounted to $434,441. At August 31, 2000, the Fund had tax basis capital losses of $1,554,119 which may be carried forward to offset future capital gains through August 31, 2004.






--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
5. Financial Highlights.

                                                                                 Money Market Portfolio
CLASS A                                                                           Year Ended August 31,
-------                                    Six Months Ended   ------------------------------------------------------------
                                           February 28, 2001    2000         1999         1998         1997         1996
                                           -----------------  --------     --------     --------     --------     --------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period..........   $  1.00      $  1.00      $   1.00     $  1.00      $  1.00      $  1.00
                                                 --------     --------     ---------    --------     --------     --------
Income from investment operations:
   Net investment income......................      0.027        0.050         0.042       0.047        0.046        0.047
Less distributions:
   Dividends from net investment income.......   (  0.027)    (  0.050)    (   0.042)   (  0.047)   (   0.046)    (  0.047)
                                                 --------     --------     ---------    --------     --------     --------
Net asset value, end of period................   $  1.00      $  1.00      $   1.00     $  1.00      $  1.00      $  1.00
                                                 ========     ========     =========    ========     ========     ========
Total Return..................................      2.74%**      5.16%         4.30%       4.80%        4.66%        4.71%
Ratios/Supplemental Data
Net assets, end of period (000)...............   $ 710,243    $ 940,199    $1,193,420   $ 985,377    $ 801,001    $ 756,094
Ratios to average net assets:
  Expenses+...................................      1.01%*       0.99%         0.99%       0.97%        0.99%        0.98%
  Net investment income.......................      5.46%*       5.02%         4.19%       4.57%        4.57%        4.63%
  Management and administration
    fees waived...............................      0.00%        0.01%         0.00%       0.02%        0.00%        0.02%
  Expenses paid indirectly....................      0.00%        0.00%         0.00%       0.00%        0.01%        0.01%

                                                                                 Money Market Portfolio
CLASS B                                                                           Year Ended August 31,
-------                                    Six Months Ended   ------------------------------------------------------------
                                           February 28, 2001    2000         1999         1998         1997         1996
                                           -----------------  --------     --------     --------     --------     --------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period..........   $  1.00      $  1.00      $   1.00     $  1.00      $  1.00      $  1.00
                                                 --------     --------     ---------    --------     --------     --------
Income from investment operations:
  Net investment income.......................      0.029        0.054        0.046        0.050        0.049        0.049
Less distributions:
  Dividends from net investment income........   (  0.029)    (  0.054)    (  0.046)    (  0.050)    (  0.049)    $  0.049)
                                                 --------     --------     ---------    --------     --------     --------
Net asset value, end of period................   $  1.00      $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                 ========     ========     =========    ========     ========     =========
Total Return..................................      2.95%**      5.58%        4.67%        5.16%        5.01%        5.00%
Ratios/Supplemental Data
Net assets, end of period (000)...............   $ 728,106    $ 351,335    $ 297,248    $ 296,177    $ 267,439    $ 219,810
Ratios to average net assets:
  Expenses+...................................      0.60%*       0.60%        0.64%        0.62%        0.66%        0.70%
  Net investment income.......................      5.82%*       5.48%        4.55%        5.07%        4.90%        4.91%
  Management and administration
    fees waived...............................      0.00%        0.01%        0.00%        0.02%        0.00%        0.02%
  Expenses paid indirectly....................      0.00%        0.00%        0.00%        0.00%        0.01%        0.01%

*   Annualized
**  Not Annualized
+   Includes expenses paid indirectly.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SHORT TERM INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================
5. Financial Highlights. (Continued)

                                                                               U.S. Government Portfolio
CLASS A                                                                           Year Ended August 31,
-------                                    Six Months Ended   ------------------------------------------------------------
                                           February 28, 2001    2000         1999         1998         1997         1996
                                           -----------------  --------     --------     --------     --------     --------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period..........   $  1.00      $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                 --------     --------     --------     --------     --------     --------
Income from investment operations:
  Net investment income.......................      0.027        0.048        0.040        0.047        0.046        0.047
Less distributions:
  Dividends from net investment income........   (  0.027)    (  0.048)    (  0.040)    (  0.047)    (  0.046)    (  0.047)
                                                 --------     --------     ---------    --------     --------     --------
Net asset value, end of period................   $   1.00     $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                 ========     ========     =========    ========     ========     =========
Total Return..................................      2.70%**      4.95%        4.10%        4.82%        4.73%        4.81%
Ratios/Supplemental Data
Net assets, end of period (000)...............   $ 501,944    $ 491,022    $ 723,952    $ 752,497    $ 735,581    $ 666,620
Ratios to average net assets:
  Expenses....................................      0.91%*       0.94%        0.89%        0.87%        0.81%        0.81%
  Net investment income.......................      5.36%*       4.77%        4.03%        4.71%        4.61%        4.68%


                                                                               U.S. Government Portfolio
CLASS B                                                                           Year Ended August 31,
-------                                    Six Months Ended   ------------------------------------------------------------
                                           February 28, 2001    2000         1999         1998         1997         1996
                                           -----------------  --------     --------     --------     --------     --------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period..........   $  1.00      $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                 --------     --------     --------     --------     --------     --------
Income from investment operations:
  Net investment income.......................      0.028        0.052        0.043        0.050        0.049        0.050
Less distributions:
  Dividends from net investment income........   (  0.028)    (  0.052)   (   0.043)    (  0.050)    (  0.049)    (  0.050)
                                                 --------     --------     --------     --------     --------     --------
Net asset value, end of period................   $  1.00      $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                 ========     ========     ========     ========     ========     =========
Total Return..................................      2.86%**      5.32%        4.44%        5.15%        5.00%        5.07
Ratios/Supplemental Data
Net assets, end of period (000)...............   $ 238,012    $ 135,862    $ 117,996    $  70,168    $  68,967    $ 126,169
Ratios to average net assets:
  Expenses....................................      0.58%*       0.58%        0.56%        0.55%        0.55%        0.56%
  Net investment income.......................      5.68%*       5.23%        4.32%        5.03%        4.86%        5.04%

*    Annualized
**   Not Annualized


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
5. Financial Highlights. (Continued)

                                                                  U.S. Government Portfolio
                                                ------------------------------------------------------------------
                                                                                                July 12, 1999
                                                Six Months Ended        Year Ended         (Commencement of Sales)
TRA CLASS                                       February 28, 2001     August 31, 2000          August 31, 1999
----------                                      -----------------     ---------------          ---------------

Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period............    $     1.00           $     1.00               $     1.00
                                                    ------------         ------------             ------------
Income from investment operations:
   Net investment income........................          0.027                0.049                    0.006
Less distributions:
   Dividends from net investment income.........    (     0.027)         (     0.049)             (     0.006)
                                                     ----------           ----------               ----------
Net asset value, end of period..................    $     1.00           $     1.00               $     1.00
                                                    ============         ============             ============
Total Return....................................          2.74%**              5.06%                    0.59%++
Ratios/Supplemental Data
Net assets, end of period (000).................    $      580           $      422               $        1
Ratios to average net assets:
   Expenses.....................................          0.85%*               0.93%                    0.73%*
   Net investment income........................          5.46%*               5.43%                    4.25%*


*  Annualized
** Not Annualized




















--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SHORT TERM INCOME FUND, INC.
SPECIAL MEETING OF SHAREHOLDERS, OCTOBER 10, 2000
(UNAUDITED)

================================================================================
A Special Meeting of Shareholders of the Fund was held at the Fund's office, 600 Fifth Avenue, New York, New York, on October 10, 2000. The purpose of the meeting was to approve a new Investment Management Contract due to CDC Asset Management's (investment management arm of France's Caisse des Depots Group) acquisition of Nvest, L.P. and Nvest Companies, L.P. (the parent of Reich & Tang Asset Management, L.P., the Manager of the Fund); to approve or disapprove in the Fund's fundamental investment restriction to permit the Money Market Portfolio to purchase certain private placements, and to ratify the selection of PricewaterhouseCoopers LLP, as the Fund's independent accountants for the fiscal year ending August 31, 2001. At the meeting the new Investment Management Contract was approved by the shareholders. Shareholders approved Money Market Portfolio to purchase certain private placements. Shareholders also ratified the selection of PricewaterhouseCoopers LLP, to serve as the Fund's independent +accountants for the fiscal year ended August 31, 2001. No other business was transacted at the meeting.

The results of the voting at the Special Meeting are as follows:

1.   To approve a new investment management contract

                         Shares Voted                    % of Outstanding Shares               % of Shares Voted
     -------------------------------------------------------------------------------------------------------------------------------
                Money Market     U.S. Government      Money Market    U.S. Government     Money Market   U.S. Government
                  Portfolio         Portfolio           Portfolio        Portfolio          Portfolio       Portfolio
                  ---------         ---------           ---------        ---------          ---------       ---------

     For         638,911,056      501,641,946           48.93%            78.13%             96.70%          95.56%
     Against       8,566,043        3,656,796            0.65%             0.56%              1.30%           0.70%
     Abstain      13,212,398       19,631,669            1.01%             3.05%              2.00%           3.74%

2. To ratify the selection of PricewaterhouseCoopers LLP as independent accountants of the Fund for its fiscal year ending August 31, 2001.


                       Shares Voted                    % of Outstanding Shares               % of Shares Voted
     -------------------------------------------------------------------------------------------------------------------------------
                Money Market     U.S. Government      Money Market    U.S. Government     Money Market   U.S. Government
                  Portfolio         Portfolio           Portfolio        Portfolio          Portfolio       Portfolio
                  ---------         ---------           ---------        ---------          ---------       ---------

     For         646,605,370      503,534,900           49.52%            78.43%             97.87%          95.92%
     Against       3,648,748        1,674,825            0.27%             0.26%              0.55%           0.32%
     Abstain      10,435,379       19,720,686            0.79%             3.07%              1.58%           3.76%

3. To approve or disapprove a change in the Fund's fundamental investment restriction to permit the Money Market Portfolio to purchase certain private placements.


                                    Shares Voted               % of Outstanding Shares            % of Shares Voted
     -------------------------------------------------------------------------------------------------------------------------------

     For                            442,733,484                        33.90%                           67.01%
     Against                         38,961,929                         2.98%                            5.90%
     Abstain                         15,072,740                         1.15%                            2.28%
     Broker Non-Vote                163,921,344                        12.55%                           24.81%


--------------------------------------------------------------------------------

SHORT TERM
INCOME
FUND, INC.

















                               Semi-Annual Report
                                February 28, 2001
                                   (Unaudited)










--------------------------------------------------------------------------------

--------------------------------------------------------------------------------








------------------------------------------------------
This report is submitted for the general  information
of  the   shareholders   of  the  Fund.   It  is  not
authorized for distribution to prospective  investors
in the Fund  unless  preceded  or  accompanied  by an
effective  prospectus,   which  includes  information
regarding   the  Fund's   objectives   and  policies,
experience  of  its  management,   marketability   of
shares, and other information.
------------------------------------------------------
Short Term Income Fund, Inc.
     600 Fifth Avenue
     New York, New York 10020

Manager
     Reich & Tang Asset Management L.P.
     600 Fifth Avenue
     New York, New York 10020

Custodian
     State Street Kansas City
     801 Pennsylvania
     Kansas City, Missouri 64105

Transfer Agent &
   Dividend Disbursing Agent
     Reich & Tang Services, Inc.
     600 Fifth Avenue
     New York, New York 10020




STIF2/01S